The preliminary fair value of net assets acquired at the acquisition date is as follows: (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Changes In Dividends Receivable Are As Follows
Book value of the investee	R$ 58
Negative difference between fair value and equity value	(5)
Estimaged fair of net assets acquried	53
Bargain purchase, recognized in 2021 profit	(4)
Cash consideration paid for 100% of the equity of SLTE	R$ 49